PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

	Exploration and Production			Oil Sands Mining and Upgrading	Midstream	Head Office	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2016	$61,647	$7,380	$5,132	$27,038	$234	$395	$101,826
Additions (1)	3,003	255	101	1,660	194	19	5,232
Acquisition of AOSP and other assets (note 8)	349	—	—	13,832	—	—	14,181
Transfers from E&E assets	198	—	—	—	—	—	198
Disposals/derecognitions	(381)	—	—	(446)	—	—	(827)
Foreign exchange adjustments and other	—	(509)	(352)	—	—	—	(861)
At December 31, 2017	64,816	7,126	4,881	42,084	428	414	119,749
Additions (2)	2,428	237	212	1,050	13	21	3,961
Transfers from E&E assets	175	—	—	222	—	—	397
Disposals/derecognitions	(412)	(703)	(70)	(209)	—	—	(1,394)
Foreign exchange adjustments and other	—	661	448	—	—	—	1,109
At December 31, 2018	$67,007	$7,321	$5,471	$43,147	$441	$435	$123,822

Accumulated depletion and depreciation
At December 31, 2016	$38,311	$5,584	$3,797	$2,828	$115	$281	$50,916
Expense	3,220	509	205	1,220	9	23	5,186
Disposals/derecognitions	(381)	—	—	(446)	—	—	(827)
Foreign exchange adjustments and other	1	(440)	(283)	26	—	—	(696)
At December 31, 2017	41,151	5,653	3,719	3,628	124	304	54,579
Expense	3,111	257	201	1,557	14	21	5,161
Disposals/derecognitions	(393)	(703)	(70)	(209)	—	—	(1,375)
Foreign exchange adjustments and other	12	528	353	5	—	—	898
At December 31, 2018	$43,881	$5,735	$4,203	$4,981	$138	$325	$59,263

Net book value
- at December 31, 2018	$23,126	$1,586	$1,268	$38,166	$303	$110	$64,559
- at December 31, 2017	$23,665	$1,473	$1,162	$38,456	$304	$110	$65,170

(1)	Additions in Midstream include a pre-tax revaluation gain of $114 million of a previously held joint interest in certain pipeline system assets.

(2)	Additions in North Sea include a pre-tax revaluation gain of $19 million relating to acquisitions of its previously held interest.

Project costs not subject to depletion and depreciation	2018	2017
Kirby Thermal Oil Sands – North	$1,424	$944

During the year ended December 31, 2018, the Company acquired a number of producing crude oil and natural gas properties in the North America and North Sea Exploration and Production segments. These transactions were accounted for using the acquisition method of accounting. Gains reported on the acquisitions represent the excess of the fair value of the net assets acquired compared to total purchase consideration.
In North America Exploration and Production, excluding the impact of acquisitions disclosed in note 6, the Company acquired property, plant and equipment for net cash consideration paid of $170 million and assumed associated asset retirement obligations of $13 million. No net deferred income tax liabilities were recognized. The Company recognized a pre-tax gain of $47 million on the transactions.
In connection with the acquisition of the remaining interest in certain operations in the North Sea Exploration and Production segment, the Company acquired $108 million of property, plant and equipment, for net proceeds received of $73 million. The Company also acquired net working capital of $7 million, assumed associated asset retirement obligations of $41 million and recognized net deferred income tax liabilities of $27 million. The Company recognized a pre-tax gain of $120 million on the acquisition and a pre-tax revaluation gain of $19 million relating to its previously held interest.
During the fourth quarter of 2018, the Gabonese Republic agreed to cessation of production from the Company’s Olowi field, as well as the terms of termination of the Olowi Production Sharing Contract and the return of the permit area back to the Gabonese Republic, including the associated asset retirement obligations of $69 million. The transaction resulted in a pre-tax gain on disposition of property of $20 million ($14 million after-tax).
During 2017, the Company acquired a number of other producing crude oil and natural gas properties in the North America Exploration and Production segment, including exploration and evaluation assets of $27 million (2016 - $nil), for net cash consideration of $1,013 million ( 2016 – $159 million). These transactions were accounted for using the acquisition method of accounting. In connection with these acquisitions, the Company assumed associated asset retirement obligations of $63 million (2016 – $30 million). No net deferred income tax liabilities were recognized on these acquisitions (2016 - $nil).
In connection with the acquisition of pipeline system assets in the Midstream segment in 2017, the Company recognized a pre-tax revaluation gain of $114 million ($83 million after-tax) related to a previously held joint interest in the pipeline.
As at December 31, 2018, the Company assessed the recoverability of its property, plant and equipment and its exploration and evaluation assets, and determined the carrying amounts to be recoverable.
The Company capitalizes construction period interest for qualifying assets based on costs incurred and the Company’s cost of borrowing. Interest capitalization to a qualifying asset ceases once the asset is substantially available for its intended use. During 2018, pre-tax interest of $69 million (2017 – $82 million; 2016 – $233 million) was capitalized to property, plant and equipment using a weighted average capitalization rate of 3.9% (2017 – 3.8%; 2016 – 3.9%).